Annual Fund Operating Expenses (Vanguard Windsor Fund Retail)	Vanguard Windsor Fund Vanguard Windsor Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Windsor Fund Vanguard Windsor Fund - Admiral Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.37%	0.27%
12b-1 Distribution Fee	none	none
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.38%	0.28%